Shareholder Report, Holdings (Details)	Sep. 30, 2025
Fidelity Investment Grade Bond Central Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	38.20%
Fidelity Investment Grade Bond Central Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Investment Grade Bond Central Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Investment Grade Bond Central Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Investment Grade Bond Central Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Investment Grade Bond Central Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Investment Grade Bond Central Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Investment Grade Bond Central Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Investment Grade Bond Central Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Investment Grade Bond Central Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Investment Grade Bond Central Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	63.60%
Fidelity Investment Grade Bond Central Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Investment Grade Bond Central Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Investment Grade Bond Central Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Investment Grade Bond Central Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Investment Grade Bond Central Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Investment Grade Bond Central Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Investment Grade Bond Central Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Investment Grade Bond Central Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	90.30%
Fidelity Investment Grade Bond Central Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Investment Grade Bond Central Fund | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Investment Grade Bond Central Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Investment Grade Bond Central Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Investment Grade Bond Central Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Investment Grade Bond Central Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Investment Grade Bond Central Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Investment Grade Bond Central Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Investment Grade Bond Central Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Investment Grade Bond Central Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	49.90%
Fidelity Investment Grade Bond Central Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Fidelity Investment Grade Bond Central Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Fidelity Investment Grade Bond Central Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Investment Grade Bond Central Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Investment Grade Bond Central Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Investment Grade Bond Central Fund | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Investment Grade Bond Central Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Investment Grade Bond Central Fund | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Inflation-Protected Bond Index Central Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	93.00%
Fidelity Inflation-Protected Bond Index Central Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Inflation-Protected Bond Index Central Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	45.80%
Fidelity Inflation-Protected Bond Index Central Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Fidelity Inflation-Protected Bond Index Central Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Inflation-Protected Bond Index Central Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Inflation-Protected Bond Index Central Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Fidelity Inflation-Protected Bond Index Central Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%